Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income, net
Net income (loss)	$ 37,189	$ 84,535	$ (2,348)
Net changes related to marketable securities
Unrealized gain	0	0	3,036
Other comprehensive income	0	0	3,036
Comprehensive income, net	$ 37,189	$ 84,535	$ 688